Investment Risks - Perkins Discovery Fund	Jul. 29, 2025
General Market Risk
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General Market Risk. The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

Equity Risk [Member]
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Equity Risk. Since the Fund purchases equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Risk of Other Equity Securities [Member]
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Risk of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security.

Management Risk [Member]
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Risk [Text Block]	Management Risk. The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.
Smaller Companies Risk [Member]
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Smaller Companies Risk. Investing in securities of smaller companies including micro-cap, small-cap, medium-cap, and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Sector Risk [Member]
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Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share. The Fund may from time to time emphasize companies in the Health Care sector which are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and the prices of securities of such companies may be significantly affected adversely by rapid obsolescence and patent expirations.

Small Portfolio Risk [Member]
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Small Portfolio Risk. Although the Fund is diversified, from time to time, it holds a relatively small number of securities (i.e., under 40). As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value (“NAV”) and total return.

Risk Lose Money [Member]
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Risk [Text Block]	There is a risk that you could lose all or a portion of your investment in the Fund